Revenue Information - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue, Performance Obligation [Abstract]
Revenues recognized included in the contract liabilities	$ 2,181,112	$ 850,702
Revenue remaining performance obligations original expected duration	The Group has elected the practical expedient in ASC 606-10-50-14(a) not to disclose the information about remaining performance obligations which are part of contracts that have an original expected duration of one year or less.